Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

8. Premises and Equipment

	At December 31,
(dollar amounts in thousands)	2013	2012
Land and land improvements	$129,543	$127,280
Buildings	356,555	393,674
Leasehold improvements	227,764	177,395
Equipment	669,482	690,561
Total premises and equipment	1,383,344	1,388,910
Less accumulated depreciation and amortization	(748,687)	(771,653)
Net premises and equipment	$634,657	$617,257

Depreciation and amortization charged to expense and rental income credited to net occupancy expense for the three years ended December 31, 2013, 2012, and 2011 were:

(dollar amounts in thousands)	2013	2012	2011

Total depreciation and amortization of premises and equipment	$78,601	$76,170	$70,413
Rental income credited to occupancy expense	12,542	11,519	10,878